Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 078	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	14-1682544
Plan number	078
Current Value	$ 2,231,099,374
Notes receivable from Participants	22,560,622
Total assets held for investment	$ 2,253,659,996
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants interest rate	9.50%
Investment, Identifier [Axis]: AMETEK Stock Fund | AMETEK Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 152,167,874
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,145,623
Investment, Identifier [Axis]: FIAM U.S. Bond Index Commingled Pool Class D | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,610,861
Investment, Identifier [Axis]: Fidelity® Investments Money Market Treasury Portfolio - Class I | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,357,112
Investment, Identifier [Axis]: Invesco Stable Value Trust Class A1 | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,760,393
Investment, Identifier [Axis]: Jennison Small/Mid Cap Equity Fund | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	39,989,818
Investment, Identifier [Axis]: Reliance Trust MetLife Stable Value Fund Series 25053 Class 25 | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	995,737
Investment, Identifier [Axis]: Spartan® 500 Index Pool Class C | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	289,722,891
Investment, Identifier [Axis]: Spartan® Extended Market Index Pool Class C | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	69,242,199
Investment, Identifier [Axis]: Spartan® Total International Index Pool Class C | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,580,513
Investment, Identifier [Axis]: State Street Real Asset Fund | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,019,242
Investment, Identifier [Axis]: T. Rowe Price Structured Research Common Trust Fund Class D | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	247,555,220
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	71,651,015
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	185,194,435
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	231,967,863
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	205,642,140
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	135,289,326
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,224,351
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,169,987
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,222,970
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,588,110
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,518,748
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,216,174
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,358,005
Investment, Identifier [Axis]: Voya
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 109,831,367
Investment, Identifier [Axis]: Voya Retirement Insurance Annuity Company Wrap Contract #60498 | Interest rate of 2.49% at December 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Investments interest rate	2.49%
Current Value	$ 5,391,866
Investment, Identifier [Axis]: Voya Stabilizer Fund (Separate Account for Ametek No. 920) | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	104,439,501
Investment, Identifier [Axis]: WTC-CIF II Core Bond Plus (Series 2) Portfolio | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,077,400